Victory Growth and Tax Strategy Fund Expense Example - Victory Growth and Tax Strategy Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,302
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	$ 1,748